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                      SKADDEN, ARPS, SLATE, MEAGHER & FLOM
                                919 THIRD AVENUE
                             NEW YORK, NY 10022-3897

                                (212) 735-3000
                              FAX: (212) 735-2000

                                                               February 29, 1996

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

                         Re: Winthrop Opportunity Funds
                             (File Nos. 33-92982 and 811-9054)
                             (the 'Funds')
                             ----------------------------------

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the 'Securities Act'), on behalf of the Funds, we hereby certify that the form of Prospectus and Statement of Additional Information of the Funds each dated February 28, 1996 and filed, via direct electronic transmission, on such date, does not differ from that contained in the most recent registration statement that would have been filed under Rule 497(b) or 497(c) of the Securities Act.

     If you have any questions regarding this matter, do not hesitate to call me at (212) 735-3576.

                                         Very truly yours,

                                         /s/ RUDY E. SCARPA

                                         RUDY E. SCARPA